Vanguard Diversified Equity Fund Investment Risks - Investor Prospectus [Member] - Vanguard Diversified Equity Fund	Oct. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund and the Underlying Funds invest can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Underlying Funds invest in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to these Underlying Funds.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Underlying Funds are actively managed. The Underlying Funds' advisors’ security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Underlying Funds Risk. The Fund invests substantially all of its assets in Underlying Funds. This means that the Fund is exposed to all of the risks associated with the investment strategies and policies of those Underlying Funds, including the risk that the Underlying Funds will not meet their investment objectives.
Allocation to Underlying Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Allocation to Underlying Funds. The advisor’s selection of Underlying Funds, and the allocation of a high percentage of the Fund’s assets to a relatively few number of Underlying Funds, may cause the Fund to be hurt disproportionately by the poor performance of any one Underlying Fund or to underperform other funds with a similar investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.